SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Research and development expenses and Foreign currencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Significant accounting policies
Research and development expenses	$ 22,507,376	$ 18,033,074	$ 11,282,241
Cash and cash equivalents	79,652,897	59,408,555	34,406,970
CNY
Significant accounting policies
Cash and cash equivalents	$ 5,972,337	$ 9,473,171	$ 3,696,283